Dispositions (Held for sale) (Details) - CAD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Details of the assets and liabilities classified as held for sale [Line items]
Current assets held for sale	$ 85	$ 53
Long-term assets held for sale	1,619	777
Current liabilities associated with assets held for sale	114	20
Long-term liabilities associated with assets held for sale	899	$ 2
Emera Maine | Held for sale
Details of the assets and liabilities classified as held for sale [Line items]
Regulatory assets	16
Receivables and other current assets	69
Current assets held for sale	85
Property, plant and equipment	1,293
Goodwill	148
Regulatory assets	122
Other long-term assets	56
Long-term assets held for sale	1,619
Total assets held for sale	1,704
Regulatory liabilities	11
Accounts payable and other current liabilities	103
Current liabilities associated with assets held for sale	114
Long-term debt	467
Deferred income taxes	204
Regulatory liabilities	145
Other long-term liabilities	83
Long-term liabilities associated with assets held for sale	899
Total liabilities associated with assets held for sale	$ 1,013